Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)				12 Months Ended
	Mar. 22, 2022	Mar. 17, 2022	Dec. 14, 2021	Mar. 31, 2023
Infosys Public Services Canada Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Jul. 08, 2022
W D W Communications Inc [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date				Dec. 31, 2021
Simplus North America Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date				Apr. 27, 2021
BASE life science A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
Stater Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Aug. 04, 2021
Simplus Europe, Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date				Jul. 20, 2021
Infosys Consulting (Shanghai) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date				Sep. 01, 2021
Sqware Peg Digital Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date				Sep. 02, 2021
Infosys Green Forum
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Aug. 31, 2021
Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date				Dec. 16, 2021
Infosys Canada Public Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date				Nov. 23, 2021
Wong Doody, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date				Dec. 31, 2021
WongDoody Holding Company Inc. (WongDoody)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date				Dec. 31, 2021
BASE life science S L [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Sep. 06, 2022
Beringer Commerce Holdings LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date				Jan. 01, 2022
Beringer Capital Digital Group Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date				Jan. 01, 2022
Blue Acorn iCi Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date				Jan. 01, 2022
Infosys Business Solutions LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Feb. 20, 2022
Infosys BPM Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary		0.01%
Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Incorporation effective date	Mar. 22, 2022
oddity jungle GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
oddity waves GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
oddity group services GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
oddity code GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
oddity GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
oddity space GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
Panaya Germany GmbH [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Dec. 15, 2022
Infosys Norway [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date				Feb. 07, 2023